7. Land	12 Months Ended
Jul. 31, 2019
Notes
7. Land

7.      Land

Through the Company’s wholly owned subsidiary and pursuant to the definitive agreement with Diem, RLTY Development Springfield LLC (the “Springfield Property”) and RLTY Development Orange LLC (the “Orange Property”), the Company acquired two Sites. The Company acquired the two Sites for $592,655.

Subsequent to July 31, 2019, the Springfield Property and a part of the Orange Property were sold (see Note 6).